Property and equipment (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Property, and equipment, gross	$ 509		$ 479	$ 109
Accumulated depreciation	(160)		(62)	(38)
Net property and equipment	349		417	71
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, and equipment, gross	226		222	49
Furniture and Fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property, and equipment, gross	163		138	46
Computer Software [Member]
Property, Plant and Equipment, Net [Abstract]
Property, and equipment, gross	115		115	0
Computer Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, and equipment, gross	5		4	14
Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 100	$ 100	$ 100	$ 100